Finance costs (Tables)	12 Months Ended
Dec. 31, 2025
Borrowing costs [abstract]
Schedule of finance costs

For the years ended December 31	2025	2024
Finance costs before capitalized interest	219,691	$183,699
Less capitalized interest related to Geismar plant under construction	—	(51,065)
Finance costs	$219,691	$132,634